Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Prospectus Date	rr_ProspectusDate	Apr. 04, 2017
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco All Cap Market Neutral Fund

Invesco Alternative Strategies Fund

Invesco American Franchise Fund

Invesco American Value Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco Charter Fund

Invesco Comstock Fund

Invesco Convertible Securities Fund

Invesco Core Plus Bond Fund

Invesco Corporate Bond Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund

Invesco Dividend Income Fund

Invesco Emerging Markets Equity Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Endeavor Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco Floating Rate Fund

Invesco Global Growth Fund

Invesco Global Infrastructure Fund

Invesco Global Market Neutral Fund

Invesco Global Opportunities Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Responsibility Equity Fund

Invesco Global Targeted Returns Fund

Invesco Growth and Income Fund

Invesco High Yield Fund

Invesco International Companies Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Small Company Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Macro Allocation Strategy Fund

Invesco Mid Cap Core Equity Fund

Invesco Mid Cap Growth Fund

Invesco MLP Fund

Invesco Multi-Asset Income Fund

Invesco Multi-Asset Inflation Fund

Invesco Real Estate Fund

Invesco Select Opportunities Fund

Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Growth Fund

Invesco Small Cap Value Fund

Invesco Strategic Real Return Fund

Invesco World Bond Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM FUNDS GROUP (INVESCO FUNDS GROUP) | INVESCO International Small Company Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco International Small Company Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM FUNDS GROUP (INVESCO FUNDS GROUP) | INVESCO Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Small Cap Equity Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM EQUITY FUNDS (INVESCO EQUITY FUNDS) | Invesco Charter Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Charter Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM EQUITY FUNDS (INVESCO EQUITY FUNDS) | Invesco Diversified Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Diversified Dividend Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | Invesco Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Alternative Strategies Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | INVESCO BALANCED-RISK RETIREMENT 2020 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Balanced-Risk Retirement 2020 Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | INVESCO BALANCED-RISK RETIREMENT 2030 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Balanced-Risk Retirement 2030 Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | INVESCO BALANCED-RISK RETIREMENT 2040 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Balanced-Risk Retirement 2040 Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | INVESCO BALANCED-RISK RETIREMENT 2050 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Balanced-Risk Retirement 2050 Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | INVESCO BALANCED-RISK RETIREMENT NOW FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Balanced-Risk Retirement Now Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | INVESCO CONVERTIBLE SECURITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Convertible Securities Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | INVESCO Mid Cap Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Mid Cap Core Equity Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | Invesco Multi-Asset Inflation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Multi-Asset Inflation Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | INVESCO Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Small Cap Growth Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM SECTOR FUNDS (INVESCO SECTOR FUNDS) | INVESCO AMERICAN VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco American Value Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM SECTOR FUNDS (INVESCO SECTOR FUNDS) | INVESCO COMSTOCK FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Comstock Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM SECTOR FUNDS (INVESCO SECTOR FUNDS) | INVESCO Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Dividend Income Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM SECTOR FUNDS (INVESCO SECTOR FUNDS) | INVESCO MID CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Mid Cap Growth Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM SECTOR FUNDS (INVESCO SECTOR FUNDS) | INVESCO SMALL CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Small Cap Value Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | Invesco All Cap Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco All Cap Market Neutral Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | INVESCO BALANCED-RISK ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | Invesco Balanced-Risk Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Balanced-Risk Commodity Strategy Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | INVESCO Developing Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Developing Markets Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | Invesco Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Emerging Markets Equity Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | INVESCO EMERGING MARKETS FLEXIBLE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Emerging Markets Flexible Bond Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | INVESCO Endeavor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Endeavor Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | Invesco Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Global Infrastructure Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | Invesco Global Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Global Market Neutral Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | Invesco Global Targeted Returns Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Global Targeted Returns Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | Invesco Long/Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Long/Short Equity Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | Invesco Low Volatility Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Low Volatility Emerging Markets Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | Invesco Macro Allocation Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Macro Allocation Strategy Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | Invesco MLP Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco MLP Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | Invesco Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Multi-Asset Income Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | INVESCO World Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco World Bond Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS) | INVESCO CORPORATE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Corporate Bond Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS) | INVESCO Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Global Real Estate Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS) | INVESCO High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco High Yield Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS) | INVESCO Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Real Estate Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS) | INVESCO Short Duration Inflation Protected Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Short Duration Inflation Protected Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS) | INVESCO Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Short Term Bond Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS) | INVESCO Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Global Growth Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS) | Invesco Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Global Opportunities Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS) | Invesco Global Responsibility Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Global Responsibility Equity Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS) | Invesco International Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco International Companies Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS) | INVESCO International Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco International Core Equity Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS) | INVESCO International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco International Growth Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS) | Invesco Select Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Select Opportunities Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST) | INVESCO AMERICAN FRANCHISE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco American Franchise Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST) | INVESCO CORE PLUS BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Core Plus Bond Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST) | INVESCO EQUALLY-WEIGHTED S&P 500 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Equally-Weighted S&P 500 Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST) | INVESCO EQUITY AND INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Equity and Income Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST) | Invesco Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Floating Rate Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST) | Invesco Global Real Estate Income Fund
Risk/Return:	rr_RiskReturnAbstract
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Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Global Real Estate Income Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST) | INVESCO GROWTH AND INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
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Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Growth and Income Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST) | INVESCO SMALL CAP DISCOVERY FUND
Risk/Return:	rr_RiskReturnAbstract
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Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Small Cap Discovery Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST) | Invesco Strategic Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco Strategic Real Return Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”